COMMITMENTS AND CONTINGENCIES (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Weighted average remaining lease term (years)	7 years 2 months 12 days	8 years 2 months 12 days	7 years 4 months 24 days	8 years 4 months 24 days
Weighted average discount rate	5.00%	5.00%	5.00%	5.00%
Total operating lease liabilities	$ 392,884		$ 403,338